ADDITIONAL FINANCIAL INFORMATION (Details 3) (USD $)	3 Months Ended		9 Months Ended						3 Months Ended	9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Sep. 29, 2012 NewCo	Dec. 31, 2011 NewCo	Oct. 31, 2011 NewCo	Dec. 31, 2011 KS China Co., Limited	Sep. 29, 2012 KS China Co., Limited	Jul. 02, 2011 KS China Co., Limited	Sep. 29, 2012 Kate Spade Japan Co., Ltd. item	Nov. 20, 2009 Kate Spade Japan Co., Ltd.	Sep. 29, 2012 Kate Spade Japan Co., Ltd. Maximum
Related Party Transactions
Initial period of joint venture operations									10 years
Ownership interest in joint venture (as a percent)											40.00%		49.00%
Capital contributions to joint venture			$ 5,000,000	$ 6,000					$ 2,500,000	$ 5,000,000
Additional capital contributions to joint venture										5,500,000
Number of affiliates needed to reacquire existing KATE SPADE businesses												1
Cap on purchase price to be paid to reacquire existing businesses														30,000,000
Equity in earnings (losses) of equity investees	(1,500,000)	400,000	(500,000)	1,500,000
Investments in and advances to equity investees amounted	23,300,000	16,300,000	23,300,000	16,300,000	19,100,000
Indirect holding interest in investment held at cost (as a percent)								18.75%
Investment valued under cost method of accounting						$ 10,000,000	$ 10,000,000